Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates. Actual results could differ from those estimates.

Basis of Presentation
Basis of Presentation
The balance sheets are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

These condensed balance sheets should be read in conjunction with the audited balance sheet and related notes. The Condensed Balance Sheet at March 29, 2021 included herein was derived from the audited financial statements at that date, but does not include all disclosures including notes required by GAAP. Separate statements of income and comprehensive income, changes in stockholder’s equity, and cash flows have not been presented because there have been no activities in this entity from March 29, 2021 to September 30, 2021.

Organization Costs	Organization costs Costs related to incorporation of the Company was paid by Hoya Intermediate and recorded as an expense of Hoya Intermediate after the business combination was completed.
Hoya Intermediate, LLC [Member]
Use of Estimates
Use of Estimates
— In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company’s key estimates include the Accrual for future customer compensation and the related Recovery of future customer compensation asset; inventory valuation; receivable valuation; value of equity-based compensation; breakage rates related to customer credits; useful life of definite-lived intangible assets and other long-lived assets; valuation of intangible assets acquired in an acquisition; and impairments of goodwill, indefinite-lived intangible assets, definite-lived intangible assets, and long-lived assets.

Cash and Cash Equivalents
Cash and Cash Equivalents
— Cash and cash equivalents include all cash balances and highly liquid investments purchased with original maturities of three months or less. The Company’s cash and cash equivalents consist primarily of domestic bank accounts, interest-bearing deposit accounts, and money market accounts managed by third-party financial institutions.
Cash and cash equivalents held in interest-bearing accounts may exceed the Federal Deposit Insurance Corporation insurance limits. To reduce credit risk, the Company monitors the credit standing of the financial institutions that hold the Company’s cash and cash equivalents. However, balances could be impacted in the future if underlying financial institutions fail. As of December 31, 2019 and 2020, the Company has not experienced any loss or lack of access to its cash and cash equivalents.

Accounts Receivable and Credit Policies
Accounts Receivable and Credit Policies
— At December 31, 2019, accounts receivable consists primarily of uncollateralized payment processor obligations due under normal trade terms requiring payment within five days. Credit risk with respect to accounts receivable from payment processing entities is limited due to the concentration of those receivables with large financial institutions and the frequency with which those accounts receivable turn over. There was no allowance for doubtful accounts recorded at December 31, 2019.
Due to the significant
COVID-19
pandemic related event cancellations experienced during 2020, $23,418 thousand of the Accounts receivable balance at December 31, 2020 consisted of amounts due from marketplace ticket sellers for cancelled event tickets. There is a concentration of risk associated with that cohort of creditors due to the unfavorable impact of the
COVID-19
pandemic on the live event industry. We recorded an allowance for doubtful accounts of $5,715 thousand at December 31, 2020 to reflect potential challenges in collecting funds from marketplace ticket sellers. Accounts receivable balances are stated net of allowance for doubtful accounts. Bad debt expense is presented as a reduction of Revenues in the Consolidated Statements of Operations and Comprehensive Loss. Write-offs were immaterial for the year ended December 31, 2020.

Inventory
Inventory
— Inventory consists of tickets to live events. All inventory is valued at the lower of cost or net realizable value, determined by the specific identification method. A provision is recorded to adjust inventory to its estimated realizable value when inventory is determined to be in excess of anticipated demand. During the years ended December 31, 2019 and 2020, the Company incurred inventory write-downs of $3,634 thousand and $1,627 thousand, respectively, which are presented in Cost of revenues in the Consolidated Statements of Operations and Comprehensive Loss.

Property and Equipment
Property and Equipment —
Property and equipment are stated at cost, net of depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Asset Class	Useful Life
Computer Equipment	5 years
Purchased Software	3 years
Furniture and Fixtures	7 years
Leasehold improvements are amortized over the shorter of the term of the lease or the improvements’ estimated useful lives.

Personal Seat Licenses
Personal Seat Licenses
— The Company has purchased personal seat licenses (“PSLs”) from various sports teams. PSLs are stated at amortized cost. The term of the PSL aligns with the life of the corresponding stadium, which is estimated at 30 years from its construction or its last major renovation. Amortization is computed using the straight-line method over the remaining life of the stadium at the time the PSL is purchased. Amortization expense was $454 thousand and $226 thousand for the years ended December 31, 2019 and 2020, respectively, and is presented in Depreciation and amortization expense in the Statements of Operations and Comprehensive Loss. During the second quarter of 2020, the Company determined a triggering event occurred, which resulted in an impairment of its PSL’s. Refer to Note 8,
Impairments
, for additional information.

Long-Lived Assets Impairment Assessments
Long-Lived Assets Impairment Assessments
— We review our long-lived assets (property and equipment — net and personal seat licenses – net) for impairment whenever events or changes in circumstances indicate the carrying amount of an asset or asset group may not be recoverable. The fair value of our long-lived assets is determined using both the market approach and income approach, utilizing Level 3 inputs. If circumstances require a long-lived asset or asset group to be held and used be tested for possible impairment, we first compare the undiscounted cash flows expected to be generated by that long-lived asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent the carrying amount exceeds its fair value.
During the second quarter of 2020, we determined a triggering event occurred that required us to evaluate our long-lived assets for impairment. We recorded an impairment charge as a result of those assessments. Refer to Note 8,
Impairments
, for additional information.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
— Goodwill represents the excess purchase price over the fair value of the net assets acquired. Intangible assets other than goodwill primarily consists of customer and supplier relationships, developed technology, non-compete
agreements, and trademarks.
We evaluate goodwill and our indefinite-lived intangible asset for impairment annually on October 31 or more frequently when an event occurs or circumstances change that indicates the carrying value may not be recoverable. We have the option to assess goodwill and our indefinite-lived intangible asset for impairment by first performing a qualitative assessment to determine whether it is more-likely-than-not
that the fair value of a reporting unit or the indefinite-lived intangible asset is less than its carrying value. If it is determined that the reporting unit’s or the indefinite-lived intangible asset’s fair value is more-likely-than-not
less than its carrying value, or if we do not elect the option to perform an initial qualitative assessment, we perform a quantitative assessment of the reporting unit’s or the indefinite-lived intangible asset’s fair value. If the fair value of the reporting unit or the indefinite-lived intangible asset is in excess of its carrying value, the related goodwill or the indefinite-lived intangible asset is not impaired. If the fair value of the reporting unit is less than the carrying value, we recognize an impairment equal to the difference between the carrying value of the reporting unit and its fair value, not to exceed the carrying value of goodwill. If the fair value of the indefinite-lived intangible asset is less than the carrying value, we recognize an impairment equal to the difference.
The fair value of our definite-lived intangible assets is determined using both the market approach and income approach, utilizing Level 3 inputs. We review our definite-lived intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset or asset group may not be recoverable. If circumstances require a definite-lived intangible asset or its asset group to be held and used be tested for possible impairment, we first compare the undiscounted cash flows expected to be generated by that definite-lived intangible asset or asset group to its carrying amount. If the carrying amount of the definite-lived intangible asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value.
Definite-lived intangible assets are amortized on a straight-line basis over their estimated period of benefit, over the following estimated useful lives:

Asset Class	Useful Life
Non-competition agreements	3 years
Supplier relationships	4 years
Developed technology	3-5 years
Customer relationships	3-5 years
The useful lives of definite-lived intangible assets are
re-assessed
whenever events or business circumstances indicate a change in life has occurred.
During the second quarter of 2020, we determined a triggering event occurred that required us to evaluate our goodwill, indefinite-lived intangible asset, and definite-lived intangible assets for impairment, and we recorded an impairment charge as a result of those assessments. Refer to Note 8,
Impairments
, for additional information.

Business Combinations
Business Combinations
— During 2019, we completed an acquisition of Fanxchange Limited, which we accounted for using the acquisition method of accounting. See Note 6,
Acquisition.
Identifiable assets acquired and liabilities assumed were recognized and measured as of the acquisition date at fair value. Additionally, any contingent consideration was recorded at fair value on the acquisition date and classified as a liability. The Company recognized goodwill to the extent the consideration transferred exceeded the recognized basis of the identifiable assets acquired, net of assumed liabilities. Management exercised judgement in determining the fair value of assets acquired and liabilities assumed, which involved the use of significant estimates and assumptions, including future cash flows, discount rates, and asset lives.

Internal-use Software
Internal-use
Software
— The Company incurs costs related to
internal-use
software and website development. Costs incurred in both the preliminary project stage and post-implementation stage of development are expensed as incurred. Qualifying development costs, including those incurred for upgrades and enhancements that result in additional functionality to existing software, are capitalized. Capitalized development costs are classified as Intangible assets – net on the Consolidated Balance Sheets and amortized using the straight-line method over the estimated useful life of the applicable software. The amortization is presented in Depreciation and amortization expense in the Statements of Operations and Comprehensive Loss.

Accrued Customer Credits
Accrued Customer Credits
— We may issue credits to customers for cancelled events that can be applied to future purchases on our marketplace. The amount recognized in Accrued expenses and other current liabilities in the Consolidated Balance Sheets represents the balance owed to customers on credit. Breakage income from customer credits that are not expected to be used is estimated and recognized as revenue in proportion to the pattern of redemption for the customer credits that are used. When customer credits are used to make a purchase, revenue is recognized.

Accrued Future Customer Compensation
Accrued Future Customer Compensation
— Provisions for accrued future customer compensation are included in Accrued expenses and other current liabilities in the Consolidated Balance Sheets and represent compensation to be paid to customers for event cancellations or other service issues related to previously recorded sales transactions. The expected recoveries of these obligations are included in Prepaid expenses and other current assets. These provisions are based on historic experience and recent revenue volumes and are recognized as a component of Revenue. This estimated accrual could be impacted by future activity differing from our estimates, the effects of which could be material to the consolidated financial statements.

Taxes
Taxes
— The Company is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, the Company’s taxable income or loss is passed through to and included in the taxable income of its members. Accordingly, no income tax expense has been recorded for federal, state and local jurisdictions. Certain states and localities have gross receipts taxes, franchise taxes and minimum filings taxes that are assessed on pass-through entities. The Company is subject to these taxes and recognized expense for $831 thousand and $230 thousand for the years ended December 31, 2019 and 2020, respectively. The expense is presented in General and administrative expenses in the Statements of Operations and Comprehensive Loss.
The Company is subject to partnership audit rules enacted as part of the Bipartisan Budget Act of 2015 (the “Centralized Partnership Audit Regime”). Under the Centralized Partnership Audit Regime, any IRS audit of the Company would be conducted at the Company level, and if the IRS determines an adjustment, the default rule is that the Company would pay an “imputed underpayment” including interest and penalties, if applicable. The Company may instead elect to make a
“push-out”
election, in which case the partners for the year that is under audit would be required to take into account the adjustments on their own personal income tax returns.
The Hoya Intermediate, LLC Agreement stipulates that, if the Company receives an imputed underpayment, each Unit holder shall promptly file an amended tax return and pay any tax and interest due.

As of December 31, 2019 and 2020, there were no uncertain tax positions taken or expected to be taken that would require recognition of a liability in the consolidated financial statements. The Company is subject to routine audits by taxing jurisdictions. The periods subject to tax audits are 2017 through 2020. There are currently no audits for any tax periods in progress.

Debt
Debt
— Term debt is carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. Deferred borrowing costs and discounts are amortized to interest expense over the terms of the respective borrowings using the effective interest method.

Derivatives
Derivatives —
The Company recognizes derivatives on the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting, and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting.
Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of the gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company formally evaluates, both at the inception of the hedge and quarterly, whether the derivative financial instrument is highly effective in offsetting changes in cash flows of the related underlying exposure.
For derivatives that are designated as, and meet all the required criteria for, a cash flow hedge, the net interest payments are recorded in Interest expense — net in the Consolidated Statements of Operations and Comprehensive Loss and the remaining changes in the fair value are recorded in Accumulated other comprehensive loss (“AOCL”) in the Consolidated Balance Sheets and reclassified into earnings as the underlying hedged item affects earnings.
Derivative instruments are classified within Prepaid expenses and other current assets or Other liabilities in the Consolidated Balance Sheets depending on the nature of the balance at the end of the period.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
— Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of our financial instruments is disclosed based on the fair value hierarchy using the following three categories:
Level
 1
— Measurements that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level
 2
— Measurements that include other inputs that are directly or indirectly observable in the marketplace.
Level
 3
— Measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. These fair value measurements require significant judgment.

Equity-Based Compensation
Equity-Based Compensation
— Certain members of management have been awarded grants of common units of our parent Hoya Topco, LLC or Phantom units in a cash bonus pool. Under the Accounting Standard Codification (“ASC”) 718,
Compensation–Stock Compensation
, and ASC 480,
Distinguishing Liabilities from Equity
, the grants of common units meet the criteria to be recognized by Hoya Topco, LLC as equity-classified awards, whereas the grants of Phantom units meet the criteria to be recognized as liability-classified awards. Equity-classified awards include those that may be settled either in a determinable number of common units or in cash at the sole discretion of our parent. Liability-classified awards may only be settled in cash.
Equity-based compensation is measured at fair value on the grant date. The Company recognizes compensation expense on a straight-line basis over the requisite service period, which is the award’s vesting period, and an offsetting deemed contribution to equity to reflect these incentive units of our parent. Vesting of these awards is accelerated in the event of a change in control of Hoya Topco, LLC. The Company accounts for forfeitures as they occur.
A market-based approach was used to determine the total equity value of our parent and allocate the resulting value between classes using an option pricing model to determine the grant date fair value of employee grants. The exercise prices used are based on various scenarios considering the waterfall payout structure of the units that exists at the Hoya Topco, LLC level.
For liability-based compensation with service and performance conditions, the Company recognizes a liability for the fair value of the outstanding units only when the Company concludes it is probable that the performance condition will be achieved. As of December 31, 2019 and 2020, it is not probable the performance condition will be achieved.

Net Loss Per Unit Attributable to Common Unit holders
Net Loss Per Unit Attributable to Common Unit holders
— Basic earnings/loss per unit is computed by dividing the net loss attributable to common unit holders by the weighted-average number of common units outstanding during the period. Diluted earnings/loss per unit is computed by giving effect to all potentially dilutive common equivalent units outstanding for the period. In periods of a net loss, common equivalent units are excluded from the calculation of diluted earnings/loss per unit, because their inclusion would have an antidilutive effect. Accordingly, for periods in which we report a net loss, diluted earnings/loss per unit is equal to basic earnings/loss per unit, as the dilutive common equivalent units are not assumed to have been issued if their effect is antidilutive.

Segment Reporting
Segment Reporting —
Operating segments are defined as components of an entity for which discrete financial information is available and is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in making decisions regarding resource allocation and performance assessment. The Company’s CODM is its Chief Executive Officer. The Company has determined it has two operating and reportable segments: Marketplace and Resale.

Revenue Recognition
Revenue Recognition
— The Company recognizes revenue in accordance with ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”). The Company adopted ASC 606 effective January 1, 2019, using the full retrospective transition method.
The Company reports revenue on a gross or net basis based on management’s assessment of the Company acting as a principal or agent in the transaction. The determination of the Company acting as a principal or an agent in a transaction is based on the evaluation of control over the ticket, including the right to sell the ticket, before it is transferred to the ticket buyer.
Marketplace
The Company acts as an intermediary between ticket sellers and ticket buyers in its secondary marketplace. Revenue primarily consists of service fees from ticketing operations and is reduced by incentives provided to ticket buyers.
The Company has one primary performance obligation, facilitating the Marketplace transaction between the ticket seller and ticket buyer, which is satisfied at the time the order is confirmed. In this transaction, the Company acts as an agent as it does not control the ticket prior to it transferring to the ticket buyer.
Revenue is recognized net of the amount due to the seller when the ticket seller confirms an order with the ticket buyer, at which point the seller is obligated to deliver the tickets to the buyer in accordance with the original marketplace listing. Payment from the buyer is due at the time of sale.

The Company’s sales terms provide that the Company will compensate the buyer for the total amount of the purchase if an event is cancelled, the ticket is invalid, or if the ticket is delivered after the promised time. The Company has determined this is considered a stand-ready obligation to provide a return that is not a separate performance obligation, but is an element of variable consideration, which results in a reduction to revenue. The revenue reversal is reflected within Accrued expenses and other current liabilities in the Consolidated Balance Sheets when the buyer has yet to be compensated. The Company estimates the customer compensation liability, and corresponding charge against revenue, using the expected value method, which best predicts customer compensation for future cancellations. To the extent we estimate that a portion of the refund is recoverable from the ticket seller, we record the recovery as revenue to align with the net presentation of the original transaction. The timing of event cancellations and rescheduling of postponed events versus new sales transactions can result in customer compensation costs exceeding current period sales resulting in negative marketplace revenue for that period.
The Company also earns referral commissions on purchases of third-party insurance services by ticket buyers at the time of sale of the associated ticket on the Marketplace platform. Referral commissions are recognized as revenue when the ticket buyer makes a purchase from the third-party merchant during customer checkout. Payment from the third-party provider is due to the Company net 30 from when invoiced. This revenue is included within all categories of Marketplace disaggregated revenue described in Note 3,
Revenue Recognition.
Resale
The Company sells tickets it owns on secondary ticket marketplaces. The Resale business has one performance obligation, which is to transfer control of a live event ticket to a ticket buyer once an order has been confirmed.
The Company acts as a principal in these transactions as it owns the ticket and therefore controls the ticket prior to transferring the ticket to the customer. Revenue is recorded on a gross basis based on the value of the ticket and is recognized when an order is confirmed in the secondary ticket marketplace. Payment from the marketplace is typically due upon delivery of the ticket or after the event has passed.
Secondary marketplace terms and conditions require sellers to repay amounts received for events that are cancelled or tickets that are invalid or delivered after the promised time. The Company has determined that this obligation is a stand-ready obligation to provide a return that is not a separate performance obligation, but is an element of variable consideration, which results in a reduction to revenue. The Company recognizes a liability for known and estimated cancellation charges within Accrued expenses and other current liabilities in the Consolidated Balance Sheets. The Company estimates the future customer compensation liability, and corresponding charge against revenue, using the expected value method. To the extent we estimate that a portion of the charge is recoverable from the event host, we record the estimated recovery asset to Prepaid expenses and other current assets.
When the Company’s Resale business sells a ticket on its own marketplace, the service fee is recorded in Marketplace revenues and the sales price of the ticket is recorded in Resale revenues.
Deferred Revenue
Deferred revenue consists of fees received related to unsatisfied performance obligations at the end of the period. Due to the generally short-term duration of contracts, the majority of the performance obligations are satisfied in the following year.
The Company’s loyalty program allows customers to earn credits on certain purchases and then redeem those credits on future transactions. The credits earned in the program represent a material right to the customer and constitute an additional performance obligation of the Company. As such, the Company defers revenue based on expected future usage and recognizes the deferred revenue as credits are redeemed. Breakage income from credits that are not expected to be used is estimated and recognized as revenue in proportion to the pattern of redemption for the customer credits that are used.
Cash received for contingent events, such as postseason sporting events, is initially recorded as Deferred revenue in the Consolidated Balance Sheets and is recognized as revenue when the contingency is resolved.

Advertising Costs
Advertising Costs
— The Company utilizes various forms of advertising, including paid search, sponsorship agreements,
e-mail
marketing, and other forms of media. Advertising costs are expensed as incurred and were $175,926 thousand and $37,524 thousand for the years ended December 31, 2019 and 2020, respectively. Advertising costs are presented as part of Marketing and selling expense in the Consolidated Statements of Operations and Comprehensive Loss.

Shipping and Handling
Shipping and Handling
— Shipping and handling charges to customers are included in Revenues in the Consolidated Statements of Operations and Comprehensive Loss. Shipping and handling costs incurred by the Company are treated as fulfillment activities, and as such are included in Cost of revenues in the Consolidated Statements of Operations and Comprehensive Loss. These costs are accrued upon recognition of revenue.

Immaterial Correction of an Error in Prior Periods
Immaterial Correction of an Error in Prior Periods
— The Company identified immaterial errors related to the classification of information technology expenses that impacted its previously issued financial statements. Previously, the Company classified information technology expenses entirely within General and administrative expenses in its Consolidated Statements of Operations and Comprehensive Loss. The Company subsequently determined that a portion of its information technology expenses are directly attributable to its revenue-generating activities and should be classified within Cost of revenues. In accordance with FASB Accounting Standards Codification 250,
Accounting Changes and Error Corrections
, the Company evaluated the materiality of the errors from quantitative and qualitative perspectives, concluding that the errors were immaterial to the Company’s financial statements.
The Company has adjusted for these errors by revising its financial statements presented herein. The correction resulted in an increase to Cost of revenues of $2,669 thousand and $1,753 thousand for the years ended December 31, 2019 and 2020, respectively, with corresponding reductions to General and administrative expenses. The increase to Cost of revenues resulted in a decrease to Marketplace and Resale contribution margin of $2,324 thousand and $345 thousand, respectively, for the year ended December 31, 2019, and a decrease to Marketplace and Resale contribution margin of $1,468 thousand and $285 thousand, respectively, for the year ended December 31, 2020. Refer to Note 5,
Segment Reporting
, for additional detail on the Company’s segment reporting. The effect of the errors did not impact Loss from operations, Net loss, the Consolidated Balance Sheets, the Consolidated Statements of Cash Flows, or the Consolidated Statements of Redeemable Preferred Units and Members’ Equity (Deficit).

Recent Accounting Standards
Recent Accounting Pronouncements
As an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), the Company is provided the option to adopt new or revised accounting guidance either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as non-public
business entities, including early adoption when permissible. The following provides a brief description of recent accounting pronouncements that could have a material effect on the Company’s financial statements:

Recent Accounting Pronouncements
As an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), the Company is provided the option to adopt new or revised accounting guidance either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as non-public
business entities, including early adoption when permissible. The following provides a brief description of recent accounting pronouncements that could have a material effect on the Company’s financial statements:

Cloud Computing Arrangements
Cloud Computing Arrangements
— In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”)
2018-15,
Cloud Computing Arrangements
, which aligns the
accounting for costs incurred to implement a cloud computing arrangement that is a service arrangement with the guidance on capitalizing costs associated with developing or obtaining internal-use
software. The Company adopted ASU
2018-15
effective January 1, 2020 and the impact of adoption was not material to the Company’s consolidated financial statements.

Leases
Leases

—In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-02,
Leases (Topic 842)
, which requires lessees to recognize a
right-of-use
asset and a lease liability for virtually all of their leases (other than leases that meet the definition of a short-term lease) in the balance sheet. The liability will be equal to the present value of lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. ASU
2020-05,
Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities,
deferred the effective date for
non-public
companies. ASU
2016-02
is now effective for fiscal periods beginning after December 15, 2021. The Company elected the extended transition period available to emerging growth companies and expects to adopt this guidance using a modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application, January 1, 2022. The Company expects that this standard will have a material effect on its condensed consolidated financial statements. While the Company continues to assess all of the effects of the adoption, it currently estimates that the most significant impact upon adoption will be to record operating lease liabilities and right-of-use
assets on its condensed consolidated balance sheet based on the present value of the remaining minimum lease payments. The adoption will also require significant new disclosures about the Company’s leases.

Leases
— In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
, which requires lessees to recognize a
right-of-use
asset and a lease liability for virtually all of their leases (other than leases that meet the definition of a short-term lease) in the Consolidated Balance Sheets. The liability will be equal to the present value of lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. ASU
2020-05,
Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities,
deferred the effective date for
non-public
companies. ASU
2016-02
is effective for fiscal periods beginning after December 15, 2021. The Company elected the extended transition period available to emerging growth companies and is currently evaluating the effect of adoption of the standard on the Company’s consolidated financial statements and related disclosures.

Financial Instruments Credit Losses
Financial Instruments-Credit Losses

—In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which changes how entities will measure credit losses for financial assets and certain other instruments that are not measured at fair value through net income. The new expected credit loss impairment model requires immediate recognition of estimated credit losses expected to occur. Additional disclosures are required regarding assumptions, models, and methods for estimating the credit losses. ASU
2019-10,
Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates
, deferred the effective date for
non-public
companies. The standard is effective for
non-public
companies for fiscal years beginning after December 15, 2022. The Company elected the extended transition period available to emerging growth companies and is currently evaluating the effect of adoption of the standard on the Company’s consolidated financial statements and related disclosures.

Financial Instruments-Credit Losses
— In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which changes how entities will measure credit losses for financial assets and certain other instruments that are not measured at fair value through net income. The new expected credit loss impairment model requires immediate recognition of estimated credit losses expected to occur. Additional disclosures are required regarding assumptions, models, and methods for estimating the credit losses. ASU
2019-10,
Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates
, deferred the effective date for
non-public
companies. The standard is effective for
non-public
companies for fiscal years beginning after December 15, 2022. The Company elected the extended transition period available to emerging growth companies and is currently evaluating the effect of adoption of the standard on the Company’s consolidated financial statements and related disclosures.

Reference Rate Reform
Reference Rate Reform

—In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, as modified in January 2021. The ASU is intended to help stakeholders during the global market-wide reference rate transition period. The new guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. The guidance also establishes (1) a general contract modification principle that entities can apply in other areas that may be affected by reference rate reform and (2) certain elective hedge accounting expedients. The amendment is effective for all entities starting March 12, 2020 and can be adopted through December 31, 2022. The Company has not yet decided the date of adoption of this standard. LIBOR is used to calculate the interest on borrowings under the Company’s June 2017 First Lien Loan and May 2020 First Lien Loan. The Company is currently evaluating whether this guidance will have a significant impact on its consolidated financial statements and related disclosures.

Reference Rate Reform
— In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, as modified in January 2021. The ASU is intended to help stakeholders during the global market-wide reference rate transition period. The new guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. The guidance also establishes (1) a general contract modification principle that entities can apply in other areas that may be affected by reference rate reform and (2) certain elective hedge accounting expedients. The optional amendments are effective for all entities as of March 12, 2020 and can be adopted through December 31, 2022. The Company has not yet decided the date of adoption of this standard. LIBOR is used to calculate the interest on borrowings under the Company’s June 2017 First Lien Loan and May 2020 First Lien Loan. The Company is currently evaluating whether this guidance will have a significant impact on its consolidated financial statements and related disclosures.